Share-based Compensation (Details 5) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Restricted Share Units
Share-based Compensation
Number Outstanding (in shares)	36,675
Weighted Average Remaining Contractual Life (in years)	3.57
Aggregate intrinsic value of options outstanding	$ 62.8
Company's closing stock price per ADS used to calculate intrinsic value	$ 44.85
Company's closing stock price per share used to calculate intrinsic value	$ 1.7940
Number of restricted shares available for future grant under the Company's restricted share unit plan
Total number of shares reserved under the RSU Plan	296,512
No. of restricted shares authorized during period	(21,743)
No. of restricted shares cancelled during period	6,216	758
Total number of shares available for future grant	280,985	296,512
Performance-based settled in stock
Share-based Compensation
Number Outstanding (in shares)	844
Weighted Average Remaining Contractual Life (in years)	3.17
Time-based-settled in stock/cash
Share-based Compensation
Number Outstanding (in shares)	17,622
Weighted Average Remaining Contractual Life (in years)	3.55
Time-based-settled in stock
Share-based Compensation
Number Outstanding (in shares)	18,209
Weighted Average Remaining Contractual Life (in years)	3.61
Options
Share-based Compensation
Aggregate intrinsic value of options outstanding	5.0
Aggregate intrinsic value of options exercisable	$ 4.9
Company's closing stock price per ADS used to calculate intrinsic value	$ 44.85
Company's closing stock price per share used to calculate intrinsic value	$ 1.7940